OTHER ASSETS (Details) R$ in Thousands		3 Months Ended	12 Months Ended
	Nov. 28, 2019 item	Mar. 31, 2020	Dec. 31, 2020 BRL (R$)	Feb. 07, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
OTHER ASSETS
Surplus from post-employment benefit plans (Note 30)			R$ 165,062		R$ 220,939
Receivables from suppliers			209,908		167,540
Advances to employees and suppliers			117,033		73,849
Related-party receivables (Note 28)			72,835		64,966
Goods for sale (2)			0		76,912
Other amounts receivable (3)			27,765		14,123
Total			592,603	R$ 641,000	618,329
Current			408,349		382,591
Non-current			R$ 184,254		235,738
Number of towers sold | item	1,909
Term of the sublease		10 years	22 years
Unsecured residual values resulting in benefits to the lessor			R$ 0
Contingent Rents Recognised As Income			0
Present value of accounts receivable			12,122		10,226
PBS Assisted Plan (PBS-A)
OTHER ASSETS
Distribution of PBS - A surplus			R$ 158,959		R$ 209,347